Derivatives	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Derivatives

8	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	11,084,647	65,960	87,694	1,921	89,615	82,071	170	82,241
Interest rate	17,753,900	363,059	216,753	4,522	221,275	217,725	4,603	222,328
Equities	835,458	—	17,797	—	17,797	21,556	—	21,556
Credit	157,766	—	1,350	—	1,350	1,586	—	1,586
Commodity and other	104,840	—	2,250	—	2,250	2,403	—	2,403
Gross total fair values	29,936,611	429,019	325,844	6,443	332,287	325,341	4,773	330,114
Offset					(113,018)			(113,018)
At 30 Jun 2024	29,936,611	429,019	325,844	6,443	219,269	325,341	4,773	217,096

Foreign exchange	9,463,768	63,547	99,014	935	99,949	99,949	780	100,729
Interest rate	14,853,397	361,312	223,534	5,119	228,653	225,443	4,080	229,523
Equities	677,149	—	14,427	—	14,427	17,603	—	17,603
Credit	153,606	—	1,351	—	1,351	1,861	—	1,861
Commodity and other	90,007	—	1,820	—	1,820	1,542	—	1,542
Gross total fair values	25,237,927	424,859	340,146	6,054	346,200	346,398	4,860	351,258
Offset					(116,486)			(116,486)
At 31 Dec 2023	25,237,927	424,859	340,146	6,054	229,714	346,398	4,860	234,772
The notional contract amounts of derivatives held for trading purposes and derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk. Derivative assets and liabilities decreased during 1H24, reflecting changes in yield curves and the market environment.
Hedge accounting derivatives
The notional contract amounts of derivatives held for hedge accounting purposes indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk.

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2024		At 31 Dec 2023
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	33,272	—	29,772	—
Interest rate	184,049	179,010	188,327	172,985
Total	217,321	179,010	218,099	172,985

The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 30 June 2024, the notional contract value of outstanding financial instruments designated as hedges of net investments in foreign operations was $32,688m (31 December 2023: $33,775m).